Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
CURRENT ASSETS:
Cash	$ 9,195	$ 676
Restricted cash	24	11
Accounts receivable	278	117
Total current assets	9,497	804
NON-CURRENT ASSETS:
Prepaid public offering costs	19	430
Property and equipment	50	11
Total non-current assets	69	441
Total assets	9,566	1,245
CURRENT LIABILITIES:
Trade payables	1,017	590
Other accounts payable	160	82
Total current liabilities	1,177	672
EQUITY ATTRIBUTABLE TO EQUITY HOLDERS OF THE COMPANY:
Share capital	3,812	1,087
Share premium	36,612	26,600
Reserve from share-based payment transactions	5,311	4,449
Foreign currency translation reserve	782	321
Transactions with non-controlling interests	261	261
Accumulated deficit	(38,389)	(32,145)
Total equity	8,389	573
Total liabilities and equity	$ 9,566	$ 1,245